20. Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
(i)	Operating leases

The Group has various operating lease agreements for office and industrial premises. Rental expenses for the years ended December 31, 2016, 2015 and 2014 were approximately US$297,000, US$297,000 and US$293,000, respectively. Future minimum rental payments as of December 31, 2016, under agreements classified as operating leases with non-cancellable terms amounted to US$341,000 of which US$225,000 are payable in the year 2017 and US$116,000 are payable within years 2018 to 2022.

(ii)	Banking facilities

As at December 31, 2016, 2015 and 2014, the Group had various banking facilities available for overdraft, import and export credits and foreign exchange contracts from which the Group can draw up to approximately US$1,660,000, US$1,660,000 and US$1,660,000 respectively, of which approximately US$956,000, US$85,000 and US$68,000 was utilised for issuance of bank guarantees.

(iii)	Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv)	Litigation

Shanghai Euro Tech Environmental Engineering Limited (“SETEE”)

SETEE is a plaintiff in a civil action claiming from the defendant for outstanding debts of approximately of USD 416,000. The litigation has not been concluded, but having taken legal advice, the directors are of the opinion that no provision is required to be made in the consolidated financial statements since based on the evidence that SETEE has a reasonable chance of recovering the whole debts.

ZHEJIANG JIAHUAN
Commitments and contingencies
(i)	Operating leases

The Group has no rental expense during the year ended December 31, 2016 (2015 and 2014: RMB Nil). As of December 31, 2016, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2016.

(ii)	Litigation

The Company is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial

ZHEJIANG TIANLAN
Commitments and contingencies
(i)	Operating leases

The Group has no rental expense during the year ended December 31, 2016 (2015 and 2014: RMB Nil). As of December 31, 2016, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2016.

(ii)	Litigation

The Company is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial